AlphaMark Fund
Schedule of Investments
November 30, 2020 (Unaudited)

Common Stocks - 42.9%	Shares	Value
Communications - 4.1%
Internet Media & Services - 1.2%
Alphabet, Inc. - Class C *	140	$ 246,504

Telecommunications - 2.9%
Verizon Communications, Inc.	9,912	598,784

Consumer Discretionary - 6.1%
E-Commerce Discretionary - 4.9%
Amazon.com, Inc. *	323	1,023,277

Home Construction - 0.6%
Toll Brothers, Inc.	2,401	113,687

Retail - Discretionary - 0.6%
Dollar Tree, Inc. *	1,206	131,744

Consumer Staples - 2.1%
Food - 0.7%
Tyson Foods, Inc. - Class A	2,268	147,874

Household Products - 0.7%
Estée Lauder Companies, Inc. (The) - Class A	586	143,757

Retail - Consumer Staples - 0.7%
Kroger Company (The)	4,325	142,725

Energy - 0.7%
Oil & Gas Producers - 0.7%
Marathon Petroleum Corporation	3,904	151,787

Financials - 9.6%
Banking - 4.4%
Fifth Third Bancorp	36,259	918,803

Institutional Financial Services - 4.4%
Goldman Sachs Group, Inc. (The)	699	161,176
Intercontinental Exchange, Inc.	7,086	747,644
		908,820

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 42.9% (Continued)	Shares	Value
Financials - 9.6% (Continued)
Insurance - 0.8%
Arthur J. Gallagher & Company	1,347	$ 155,457

Health Care - 7.6%
Biotech & Pharma - 3.2%
Alexion Pharmaceuticals, Inc. *	1,571	191,835
Bristol-Myers Squibb Company	3,007	187,637
Regeneron Pharmaceuticals, Inc. *	543	280,204
		659,676
Health Care Facilities & Services - 3.5%
Centene Corporation *	11,605	715,448

Medical Equipment & Devices - 0.9%
Thermo Fisher Scientific, Inc.	406	188,782

Industrials - 2.3%
Commercial Support Services - 1.4%
Waste Management, Inc.	2,430	289,486

Electrical Equipment - 0.9%
AMETEK, Inc.	809	95,891
Hubbell, Inc.	608	98,246
		194,137
Materials - 1.4%
Chemicals - 1.0%
Celanese Corporation	789	102,041
Eastman Chemical Company	1,035	100,809
		202,850
Containers & Packaging - 0.4%
International Paper Company	802	39,683
Packaging Corporation of America	304	39,520
		79,203
Technology - 9.0%
Software - 0.8%
SS&C Technologies Holdings, Inc.	2,436	167,816

Technology Hardware - 2.5%
Amphenol Corporation - Class A	1,313	171,754
SYNNEX Corporation	2,220	355,888
		527,642

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 42.9% (Continued)		Shares	Value
Technology - 9.0% (Continued)
Technology Services - 5.7%
Global Payments, Inc.		1,185	$ 231,300
International Business Machines Corporation		2,266	279,896
Leidos Holdings, Inc.		6,568	661,398
			1,172,594

Total Common Stocks (Cost $6,753,024)			$ 8,880,853

Exchange-Traded Funds - 44.5%		Shares	Value
Communication Services Select Sector SPDR® Fund (The)		16,146	$ 1,055,948
Consumer Discretionary Select Sector SPDR® Fund (The)		4,312	678,105
Consumer Staples Select Sector SPDR® Fund (The)		14,815	991,272
Energy Select Sector SPDR® Fund (The)		9,837	361,608
Financial Select Sector SPDR® Fund (The)		39,677	1,106,195
Health Care Select Sector SPDR® Fund (The)		17,816	1,955,128
Industrial Select Sector SPDR® Fund (The)		12,805	1,127,224
Materials Select Sector SPDR® Fund (The)		5,276	374,543
Real Estate Select Sector SPDR® Fund (The)		3,000	109,500
Technology Select Sector SPDR® Fund (The)		11,299	1,395,201
Utilities Select Sector SPDR® Fund (The)		875	54,985
Total Exchange-Traded Funds (Cost $8,345,495)			$ 9,209,709

U.S. Treasury Obligations - 9.7%	Coupon	Par Value	Value
U.S. Treasury Bill, due 02/02/2021 (Cost $1,999,662)	0.097% (a)	$ 2,000,000	$ 1,999,755

AlphaMark Fund
Schedule of Investments (Continued)

Money Market Funds - 2.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $610,585)	610,585	$ 610,585

Total Investments at Value - 100.0% (Cost $17,708,766)		$ 20,700,902

Liabilities in Excess of Other Assets - (0.0%) (c)		(8,873)

Total Net Assets - 100.0%		$ 20,692,029

*	Non-income producing security.
(a)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of November 30, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

AlphaMark Fund
Schedule of Open Written Option Contracts
November 30, 2020 (Unaudited)

Written Option Contracts	Contracts	Notional Amount	Value
Call Option Contracts
Amazon.com, Inc., 12/18/2020 at $3,100	3	$ 950,412	$ 37,284
Centene Corporation, 12/18/2020 at $65	75	462,375	6,975
Fifth Third Bancorp, 12/18/2020 at $26	280	709,520	18,200
Intercontinental Exchange, Inc., 12/18/2020 at $110	20	211,020	840
		2,333,327	63,299
Put Option Contracts
Utilities Select Sector SPDR® Fund (The), 12/18/2020 at $61	100	628,400	4,500

Total Written Option Contracts (Premiums received $70,803)		$ 2,961,727	$ 67,799

The average monthly notional value of written call option contracts and written put option contracts during the period ended November 30, 2020 was $1,653,278 and $685,281, respectively.

See accompanying notes to Schedules of Investments.

AlphaMark Fund

Notes to Schedules of Investments

November 30, 2020 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, including common stocks, exchange-traded funds (“ETFs”), and option contracts, which are traded on exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Fixed income securities are generally valued on the basis of prices provided by an independent pricing service. To the extent the Fund is invested in money market funds and other open-end investment companies, except for ETFs, that are registered under the Investment Company Act of 1940, as amended, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs other than quoted prices included Level 1
•	Level 3 – significant unobservable inputs

U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AlphaMark Fund

Notes to Schedules of Investments (Continued)

The following is a summary of the Fund’s investments in securities and other financial instruments and the inputs used to value the investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,880,853	$ -	$ -	$ 8,880,853
Exchange-Traded Funds	9,209,709	-	-	9,209,709
U.S. Treasury Obligations	-	1,999,755	-	1,999,755
Money Market Funds	610,585	-	-	610,585
Total	$ 18,701,147	$ 1,999,755	$ -	$ 20,700,902

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Call Option Contracts	$ (63,299)	$ -	$ -	$ (63,299)
Written Put Option Contracts	(4,500)	-	-	(4,500)
Total	$ (67,799)	$ -	$ -	$ (67,799)

See the Fund’s Schedules of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio investments and written option contracts	$ 17,682,407
Gross unrealized appreciation	$ 3,054,516
Gross unrealized depreciation	(103,820)
Net unrealized appreciation	$ 2,950,696

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and tax straddles on option contracts.

AlphaMark Fund

Notes to Schedules of Investments (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETF’s are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying baskets of securities. As of November 30, 2020, the Fund had 44.5% of the value of its net assets invested in ETFs.